GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Financial Statements

Year ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Year ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and Contract Owners of Genworth Life of New York VA Separate Account 3

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 3 (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2024

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five year or lessor periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS International Value Portfolio – Class B

AB VPS Small Cap Growth Portfolio – Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Comstock Fund – Series II shares

Invesco V.I. Core Equity Fund – Series I shares

Invesco V.I. EQV International Equity Fund – Series II shares (1)

Invesco V.I. Global Fund – Series II shares

Invesco V.I. Main Street Fund® – Series II shares

Invesco V.I. Main Street Small Cap Fund® – Series II shares

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund – Class II

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund – Class III Shares

BlackRock Global Allocation V.I. Fund – Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® – Principal Blue Chip Growth Fund – Class 1 (1)

Columbia Variable Portfolio – Overseas Core Fund – Class 2

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II – Service Shares

Fidelity® Variable Insurance Products Fund

VIP Contrafund® Portfolio – Service Class 2

VIP Equity-Income PortfolioSM – Service Class 2

VIP FundsManager® 50% Portfolio – Service Class 2

VIP FundsManager® 60% Portfolio – Service Class 2

VIP Growth Opportunities Portfolio – Service Class 2

VIP Investment Grade Bond Portfolio – Service Class 2

VIP Mid Cap Portfolio – Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Shares VIP Fund – Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund – Service Shares

Janus Aspen Series

Janus Henderson Forty Portfolio – Service Shares

PIMCO Variable Insurance Trust

High Yield Portfolio – Administrative Class Shares

Long-Term U.S. Government Portfolio – Administrative Class Shares

Low Duration Portfolio – Administrative Class Shares

Total Return Portfolio – Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.

Real Estate Securities V.I.S. Fund – Class 1 Shares

Total Return V.I.S. Fund – Class 3 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio – Class II Shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities

December 31, 2023

	AB Variable Products Series Fund, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VPS International Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. EQV International Equity Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$—	$4,480	$—	$13,422	$—
Dividend receivable	—	—	—	—	—
Total assets	—	4,480	—	13,422	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	—	1	—
Payable for units withdrawn	—	2	—	—	—
Total liabilities	—	2	—	1	—

Net assets	$—	$4,478	$—	$13,421	$—

Investments in securities at cost	$—	$7,178	$—	$12,625	$—
Shares outstanding	—	562	—	458	—

	Columbia Funds Variable Series Trust II (continued)	Eaton Vance Variable Trust	Federated Hermes Insurance Series	Fidelity® Variable Insurance Products Fund

	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes Kaufmann Fund II — Service Shares	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Service Class 2

Assets:
Investments at fair value (note 2b)	$—	$19,254	$—	$25,371	$237
Dividend receivable	—	135	—	—	—
Total assets	—	19,389	—	25,371	237

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	1	—	1	1
Payable for units withdrawn	—	—	—	7	6
Total liabilities	—	1	—	8	7

Net assets	$—	$19,388	$—	$25,363	$230

Investments in securities at cost	$—	$20,622	$—	$18,829	$215
Shares outstanding	—	2,226	—	542	10

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2023

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)			American Century Variable Portfolios II, Inc.	BlackRock Variable Series Funds, Inc.		Columbia Funds Variable Series Trust II

Invesco V.I. Global Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	VP Inflation Protection Fund — Class II	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1

$—	$—	$—	$16,452	$—	$6,830,398	$322
—	—	—	—	—	—	—
—	—	—	16,452	—	6,830,398	322

—	—	—	1	—	312	(1)
—	—	—	—	—	462	8
—	—	—	1	—	774	7

$—	$—	$—	$16,451	$—	$6,829,624	$315

$—	$—	$—	$19,152	$—	$7,485,747	$113
—	—	—	1,756	—	524,206	5

Fidelity® Variable Insurance Products Fund (continued)					Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust

VIP FundsManager® 50% Portfolio — Service Class 2	VIP FundsManager® 60% Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Franklin Mutual Shares VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares

$1,559,330	$8,867,574	$286	$16,478	$81	$—	$184,904
—	—	—	—	—	—	548
1,559,330	8,867,574	286	16,478	81	—	185,452

74	405	(2)	1	3	—	9
—	461	7	—	2	—	—
74	866	5	1	5	—	9

$1,559,256	$8,866,708	$281	$16,477	$76	$—	$185,443

$1,524,050	$9,124,210	$189	$19,234	$78	$—	$184,904
137,872	917,968	5	1,523	2	—	184,904

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2023

	Janus Aspen Series	PIMCO Variable Insurance Trust

	Janus Henderson Forty Portfolio — Service Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$10,979	$22,907	$17,615	$—	$—
Dividend receivable	—	95	30	—	—
Total assets	10,979	23,002	17,645	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	1	1	—	—
Payable for units withdrawn	6	—	—	—	—
Total liabilities	6	1	1	—	—

Net assets	$10,973	$23,001	$17,644	$—	$—

Investments in securities at cost	$9,354	$24,747	$25,040	$—	$—
Shares outstanding	258	3,190	2,216	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2023

State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

Real Estate Securities V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

$—	$4,411,470	$132
—	—	—
—	4,411,470	132

—	205	1
—	487	3
—	692	4

$—	$4,410,778	$128

$—	$4,734,136	$76
—	299,286	3

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations

	AB Variable Products Series Fund, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VPS International Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$92	$—
Mortality and expense risk and administrative charges (note 4)	—	63	—	179	—
Net investment income (expense)	—	(63)	—	(87)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(621)	—	(3)	—
Change in unrealized appreciation (depreciation)	—	1,358	—	2,177	—
Capital gain distributions	—	—	—	296	—
Net realized and unrealized gain on investments	—	737	—	2,470	—

Increase in net assets from operations	$—	$674	$—	$2,383	$—

	Columbia Funds Variable Series Trust II (continued)	Eaton Vance Variable Trust	Federated Hermes Insurance Series	Fidelity® Variable Insurance Products Fund

	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes Kaufmann Fund II — Service Shares	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Service Class 2

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$1,518	$—	$60	$4
Mortality and expense risk and administrative charges (note 4)	—	317	—	331	9
Net investment income (expense)	—	1,201	—	(271)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(27)	—	333	156
Change in unrealized appreciation (depreciation)	—	481	—	5,283	(79)
Capital gain distributions	—	—	—	842	7
Net realized and unrealized gain on investments	—	454	—	6,458	84

Increase in net assets from operations	$—	$1,655	$—	$6,187	$79

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)			American Century Variable Portfolios II, Inc.	BlackRock Variable Series Funds, Inc.		Columbia Funds Variable Series Trust II

Invesco V.I. Global Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	VP Inflation Protection Fund — Class II	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$—	$557	$—	$165,259	$—
—	—	—	307	—	114,638	10
—	—	—	250	—	50,621	(10)

—	—	—	(622)	—	(241,302)	1,247
—	—	—	681	—	894,752	(954)
—	—	—	—	—	—	—
—	—	—	59	—	653,450	293

$—	$—	$—	$309	$—	$704,071	$283

Fidelity® Variable Insurance Products Fund (continued)					Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust

VIP FundsManager® 50% Portfolio — Service Class 2	VIP FundsManager® 60% Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Franklin Mutual Shares VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$37,216	$187,677	$—	$400	$—	$—	$5,734
29,258	145,659	9	273	3	—	2,004
7,958	42,018	(9)	127	(3)	—	3,730

(11,989)	(105,558)	273	(52)	(13)	—	—
172,632	1,080,778	20	590	55	—	—
—	—	—	—	3	—	—
160,643	975,220	293	538	45	—	—

$168,601	$1,017,238	$284	$665	$42	$—	$3,730

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

	Janus Aspen Series	PIMCO Variable Insurance Trust

	Janus Henderson Forty Portfolio — Service Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$12	$1,224	$411	$—	$—
Mortality and expense risk and administrative charges (note 4)	143	370	296	—	—
Net investment income (expense)	(131)	854	115	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(113)	(48)	(133)	—	—
Change in unrealized appreciation (depreciation)	3,397	1,344	401	—	—
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain on investments	3,284	1,296	268	—	—

Increase in net assets from operations	$3,153	$2,150	$383	$—	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

Real Estate Securities V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$86,439	$—
—	76,492	6
—	9,947	(6)

—	(155,870)	507
—	714,576	(472)
—	—	—
—	558,706	35

$—	$568,653	$29

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB VPS International Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		Invesco V.I. Comstock Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$(63)	$(86)	$—	$—
Net realized gain (loss) on investments	—	—	(621)	(483)	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	1,358	(5,940)	—	—
Capital gain distributions	—	—	—	2,819	—	—
Increase (decrease) in net assets from operations	—	—	674	(3,690)	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	(766)	(1,775)	—	—
Administrative expenses	—	—	(6)	(6)	—	—
Transfers between subaccounts (including fixed account), net	—	—	(1)	—	—	—
Increase (decrease) in net assets from capital transactions	—	—	(773)	(1,781)	—	—
Increase (decrease) in net assets	—	—	(99)	(5,471)	—	—
Net assets at beginning of year	—	—	4,577	10,048	—	—
Net assets at end of year	$—	$—	$4,478	$4,577	$—	$—

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	—	—	(20)	(40)	—	—
Net increase (decrease) in units from capital transactions with contract owners	—	—	(20)	(40)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. EQV International Equity Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(87)	$(63)	$—	$—	$—	$(16)	$—	$—	$—	$—
(3)	15	—	—	—	4,458	—	—	—	—
2,177	(4,886)	—	—	—	(5,419)	—	—	—	—
296	1,873	—	—	—	—	—	—	—	—
2,383	(3,061)	—	—	—	(977)	—	—	—	—

—	—	—	—	—	—	—	—	—	—
(10)	—	—	—	—	—	—	—	—	—
(1)	—	—	—	—	(12,304)	—	—	—	—
(11)	—	—	—	—	(12,304)	—	—	—	—
2,372	(3,061)	—	—	—	(13,281)	—	—	—	—
11,049	14,110	—	—	—	13,281	—	—	—	—
$13,421	$11,049	$—	$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(418)	—	—	—	—
—	—	—	—	—	(418)	—	—	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	American Century Variable Portfolios II, Inc.		BlackRock Variable Series Funds, Inc.

	VP Inflation Protection Fund — Class II		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$250	$736	$—	$(30)	$50,621	$(141,546)
Net realized gain (loss) on investments	(622)	(24)	—	(774)	(241,302)	(281,109)
Change in unrealized appreciation (depreciation) on investments	681	(4,302)	—	1,120	894,752	(1,492,401)
Capital gain distributions	—	117	—	—	—	129,971
Increase (decrease) in net assets from operations	309	(3,473)	—	316	704,071	(1,785,085)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(4,298)	—	—	—	(1,027,009)	(1,209,777)
Administrative expenses	(28)	(29)	—	—	(161,477)	(181,486)
Transfers between subaccounts (including fixed account), net	(1)	—	—	(23,132)	(123,931)	(122,845)
Increase (decrease) in net assets from capital transactions	(4,327)	(29)	—	(23,132)	(1,312,417)	(1,514,108)
Increase (decrease) in net assets	(4,018)	(3,502)	—	(22,816)	(608,346)	(3,299,193)
Net assets at beginning of year	20,469	23,971	—	22,816	7,437,970	10,737,163
Net assets at end of year	$16,451	$20,469	$—	$—	$6,829,624	$7,437,970

Change in units (note 5):
Units purchased	—	—	—	—	7,022	19,260
Units redeemed	(387)	(2)	—	(884)	(92,673)	(115,351)
Net increase (decrease) in units from capital transactions with contract owners	(387)	(2)	—	(884)	(85,651)	(96,091)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

Columbia Funds Variable Series Trust II				Eaton Vance Variable Trust		Federated Hermes Insurance Series		Fidelity® Variable Insurance Products Fund

CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		VT Floating-Rate Income Fund		Federated Hermes Kaufmann Fund II — Service Shares		VIP Contrafund® Portfolio — Service Class 2

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(10)	$(64)	$—	$—	$1,201	$532	$—	$—	$(271)	$(303)
1,247	2,938	—	—	(27)	(125)	—	—	333	1,129
(954)	(4,689)	—	—	481	(1,231)	—	—	5,283	(11,015)
—	—	—	—	—	—	—	—	842	1,189
283	(1,815)	—	—	1,655	(824)	—	—	6,187	(9,000)

(2,243)	(4,933)	—	—	—	—	—	—	(2,143)	(4,649)
(8)	(16)	—	—	—	—	—	—	(26)	(15)
—	(1)	—	—	(1)	(10,950)	—	—	—	(2)
(2,251)	(4,950)	—	—	(1)	(10,950)	—	—	(2,169)	(4,666)
(1,968)	(6,765)	—	—	1,654	(11,774)	—	—	4,018	(13,666)
2,283	9,048	—	—	17,734	29,508	—	—	21,345	35,011
$315	$2,283	$—	$—	$19,388	$17,734	$—	$—	$25,363	$21,345

—	—	—	—	—	—	—	—	—	—
(111)	(224)	—	—	—	(840)	—	—	(74)	(149)
(111)	(224)	—	—	—	(840)	—	—	(74)	(149)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Equity-Income PortfolioSM — Service Class 2		VIP FundsManager® 50% Portfolio — Service Class 2		VIP FundsManager® 60% Portfolio — Service Class 2

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(5)	$(15)	$7,958	$1,679	$42,018	$(5,627)
Net realized gain (loss) on investments	156	519	(11,989)	6,288	(105,558)	(386,186)
Change in unrealized appreciation (depreciation) on investments	(79)	(835)	172,632	(727,862)	1,080,778	(3,479,036)
Capital gain distributions	7	76	—	354,794	—	1,889,372
Increase (decrease) in net assets from operations	79	(255)	168,601	(365,101)	1,017,238	(1,981,477)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(1,953)	(3,974)	(322,630)	(196,789)	(703,582)	(1,341,066)
Administrative expenses	(6)	(14)	(40,593)	(43,694)	(160,969)	(172,567)
Transfers between subaccounts (including fixed account), net	—	1	(55,110)	(31,333)	(110,546)	(342,513)
Increase (decrease) in net assets from capital transactions	(1,959)	(3,987)	(418,333)	(271,816)	(975,097)	(1,856,146)
Increase (decrease) in net assets	(1,880)	(4,242)	(249,732)	(636,917)	42,141	(3,837,623)
Net assets at beginning of year	2,110	6,352	1,808,988	2,445,905	8,824,567	12,662,190
Net assets at end of year	$230	$2,110	$1,559,256	$1,808,988	$8,866,708	$8,824,567

Change in units (note 5):
Units purchased	—	—	720	845	4,990	95,708
Units redeemed	(77)	(155)	(27,255)	(17,839)	(59,979)	(198,473)
Net increase (decrease) in units from capital transactions with contract owners	(77)	(155)	(26,535)	(16,994)	(54,989)	(102,765)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)						Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust

VIP Growth Opportunities Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2		Franklin Mutual Shares VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(9)	$(58)	$127	$70	$(3)	$(15)	$—	$—	$3,730	$(1,781)
273	1,549	(52)	(38)	(13)	59	—	—	—	—
20	(4,886)	590	(3,649)	55	(376)	—	—	—	—
—	765	—	895	3	59	—	—	—	—
284	(2,630)	665	(2,722)	42	(273)	—	—	3,730	(1,781)

(1,944)	(4,421)	—	—	(629)	(1,289)	—	—	(383,388)	(761,744)
(7)	(14)	—	—	(2)	(4)	—	—	(2,673)	(10,874)
(1)	3	(1)	1	1	(1)	—	—	498,423	695,163
(1,952)	(4,432)	(1)	1	(630)	(1,294)	—	—	112,362	(77,455)
(1,668)	(7,062)	664	(2,721)	(588)	(1,567)	—	—	116,092	(79,236)
1,949	9,011	15,813	18,534	664	2,231	—	—	69,351	148,587
$281	$1,949	$16,477	$15,813	$76	$664	$—	$—	$185,443	$69,351

—	—	—	—	—	—	—	—	72,707	298,070
(47)	(96)	—	—	(22)	(45)	—	—	(60,043)	(306,971)
(47)	(96)	—	—	(22)	(45)	—	—	12,664	(8,901)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Janus Aspen Series		PIMCO Variable Insurance Trust

	Janus Henderson Forty Portfolio — Service Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(131)	$(170)	$854	$745	$115	$65
Net realized gain (loss) on investments	(113)	420	(48)	(57)	(133)	(89)
Change in unrealized appreciation (depreciation) on investments	3,397	(8,133)	1,344	(3,835)	401	(7,404)
Capital gain distributions	—	1,991	—	—	—	—
Increase (decrease) in net assets from operations	3,153	(5,892)	2,150	(3,147)	383	(7,428)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(1,581)	(3,518)	—	—	—	—
Administrative expenses	(13)	(11)	—	—	—	—
Transfers between subaccounts (including fixed account), net	—	—	1	(13,602)	(1)	1
Increase (decrease) in net assets from capital transactions	(1,594)	(3,529)	1	(13,602)	(1)	1
Increase (decrease) in net assets	1,559	(9,421)	2,151	(16,749)	382	(7,427)
Net assets at beginning of year	9,414	18,835	20,850	37,599	17,262	24,689
Net assets at end of year	$10,973	$9,414	$23,001	$20,850	$17,644	$17,262

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	(43)	(87)	—	(799)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(43)	(87)	—	(799)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)				State Street Variable Insurance Series Funds, Inc.				The Prudential Series Fund

Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$—	$—	$—	$9	$—	$—	$9,947	$(73,527)	$(6)	$(29)
—	—	—	(1,142)	—	—	(155,870)	(240,626)	507	797
—	—	—	710	—	—	714,576	(1,003,305)	(472)	(333)
—	—	—	—	—	—	—	77,808	—	—
—	—	—	(423)	—	—	568,653	(1,239,650)	29	435

—	—	—	—	—	—	(618,240)	(1,074,682)	(1,172)	(2,143)
—	—	—	—	—	—	(102,646)	(115,699)	(3)	(8)
—	—	—	(20,689)	—	—	(211,747)	(110,486)	—	(2)
—	—	—	(20,689)	—	—	(932,633)	(1,300,867)	(1,175)	(2,153)
—	—	—	(21,112)	—	—	(363,980)	(2,540,517)	(1,146)	(1,718)
—	—	—	21,112	—	—	4,774,758	7,315,275	1,274	2,992
$—	$—	$—	$—	$—	$—	$4,410,778	$4,774,758	$128	$1,274

—	—	—	—	—	—	6,194	24,997	—	—
—	—	—	(1,621)	—	—	(65,706)	(106,383)	(123)	(247)
—	—	—	(1,621)	—	—	(59,512)	(81,386)	(123)	(247)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements

December 31, 2023

(1)	Description of Entity

Genworth Life of New York VA Separate Account 3 (the “Separate Account”) is a separate investment account established on October 7, 2009, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

During the years ended December 31, 2023 and 2022, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares	April 29, 2022
Columbia Funds Variable Series Trust II — CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	April 29, 2022

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2023 and there were no transfers between the levels during 2023.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 18, 2024, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2023 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	$—	$—
AB VPS Small Cap Growth Portfolio — Class B	—	833
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series II shares	—	—
Invesco V.I. Core Equity Fund — Series I shares	387	190
Invesco V.I. EQV International Equity Fund — Series II shares	—	—
Invesco V.I. Global Fund — Series II shares	—	—
Invesco V.I. Main Street Fund® — Series II shares	—	—
Invesco V.I. Main Street Small Cap Fund® — Series II shares	—	—
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	557	4,634
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares	—	—
BlackRock Global Allocation V.I. Fund — Class III Shares	270,946	1,536,687

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	$—	$2,255
Columbia Variable Portfolio — Overseas Core Fund — Class 2	—	—
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	1,489	317
Federated Hermes Insurance Series
Federated Hermes Kaufmann Fund II — Service Shares	—	—
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2	902	2,493
VIP Equity-Income PortfolioSM — Service Class 2	11	1,961
VIP FundsManager® 50% Portfolio — Service Class 2	48,717	459,144
VIP FundsManager® 60% Portfolio — Service Class 2	272,687	1,208,417
VIP Growth Opportunities Portfolio — Service Class 2	—	1,955
VIP Investment Grade Bond Portfolio — Service Class 2	400	273
VIP Mid Cap Portfolio — Service Class 2	3	631
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund — Class 2 Shares	—	—
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	654,629	538,860
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares	12	1,732
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares	1,234	370
Long-Term U.S. Government Portfolio — Administrative Class Shares	429	296
Low Duration Portfolio — Administrative Class Shares	—	—
Total Return Portfolio — Administrative Class Shares	—	—
State Street Variable Insurance Series Funds, Inc.
Real Estate Securities V.I.S. Fund — Class 1 Shares	—	—
Total Return V.I.S. Fund — Class 3 Shares	178,890	1,101,090
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	—	1,177

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for the premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract. During the period of January 1, 2022 to December 31, 2023, there were no premiums received.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge This charge is assessed through a reduction in unit values.	1.00% — 1.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $40 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 6.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2023 and 2022 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B
2023	1.15% to 1.95%	—	11.56 to 10.33	—	0.00%	13.51% to 12.60%
2022	1.15% to 1.95%	—	10.19 to 9.17	—	0.00%	(14.79)% to (15.47)%
2021	1.15% to 1.95%	—	11.96 to 10.85	—	0.00%	9.58% to 8.69%
2020	1.15% to 1.95%	—	10.91 to 9.98	—	0.00%	1.03% to 0.22%
2019	1.15% to 1.95%	—	10.80 to 9.96	—	0.00%	15.45% to 14.51%
AB VPS Small Cap Growth Portfolio — Class B
2023	1.45% to 1.45%	108	41.76 to 41.76	4	0.00%	16.02% to 16.02%
2022	1.45% to 1.45%	128	35.99 to 35.99	5	0.00%	(40.14)% to (40.14)%
2021	1.45% to 1.45%	168	60.13 to 60.13	10	0.00%	7.62% to 7.62%
2020	1.45% to 1.45%	191	55.88 to 55.88	11	0.00%	51.42% to 51.42%
2019	1.45% to 1.45%	150	36.90 to 36.90	6	0.00%	34.04% to 34.04%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series II shares
2023	1.15% to 1.95%	—	34.52 to 30.83	—	0.00%	10.81% to 9.92%
2022	1.15% to 1.95%	—	31.15 to 28.05	—	0.00%	(0.31)% to (1.12)%
2021	1.15% to 1.95%	—	31.25 to 28.36	—	0.00%	31.51% to 30.45%
2020	1.15% to 1.95%	—	23.76 to 21.74	—	0.00%	(2.23)% to (3.02)%
2019	1.15% to 1.95%	—	24.30 to 22.42	—	0.00%	23.50% to 22.51%
Invesco V.I. Core Equity Fund — Series I shares
2023	1.45% to 1.45%	497	27.04 to 27.04	13	0.75%	21.58% to 21.58%
2022	1.45% to 1.45%	497	22.24 to 22.24	11	0.93%	(21.70)% to (21.70)%
2021	1.45% to 1.45%	497	28.41 to 28.41	14	0.67%	25.89% to 25.89%
2020	1.45% to 1.45%	497	22.56 to 22.56	11	0.20%	12.20% to 12.20%
2019	1.15% to 1.95%	—	20.73 to 19.12	—	0.00%	27.48% to 26.45%
Invesco V.I. EQV International Equity Fund — Series II shares
2023	1.15% to 1.95%	—	17.77 to 15.87	—	0.00%	16.52% to 15.58%
2022	1.15% to 1.95%	—	15.25 to 13.73	—	0.00%	(19.44)% to (20.09)%
2021	1.15% to 1.95%	—	18.93 to 17.18	—	0.00%	4.39% to 3.55%
2020	1.15% to 1.95%	—	18.14 to 16.60	—	0.00%	12.43% to 11.52%
2019	1.15% to 1.95%	—	16.13 to 14.88	—	0.00%	26.76% to 25.74%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Fund — Series II shares
2023	1.15% to 1.95%	—	29.43 to 26.28	—	0.00%	32.91% to 31.83%
2022	1.15% to 1.95%	—	22.14 to 19.93	—	0.00%	(32.72)% to (33.26)%
2021	1.45% to 1.45%	418	31.74 to 31.74	13	0.00%	13.50% to 13.50%
2020	1.45% to 1.45%	418	27.96 to 27.96	12	0.57%	25.49% to 25.49%
2019	1.45% to 1.45%	418	22.28 to 22.28	9	0.64%	29.55% to 29.55%
Invesco V.I. Main Street Fund® — Series II shares
2023	1.15% to 1.95%	—	36.82 to 32.88	—	0.00%	21.42% to 20.44%
2022	1.15% to 1.95%	—	30.32 to 27.30	—	0.00%	(21.23)% to (21.86)%
2021	1.15% to 1.95%	—	38.50 to 34.94	—	0.00%	25.77% to 24.75%
2020	1.15% to 1.95%	—	30.61 to 28.01	—	0.00%	12.38% to 11.48%
2019	1.15% to 1.95%	—	27.24 to 25.12	—	0.00%	30.22% to 29.17%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2023	1.15% to 1.95%	—	37.58 to 33.55	—	0.00%	16.47% to 15.53%
2022	1.15% to 1.95%	—	32.26 to 29.04	—	0.00%	(17.01)% to (17.68)%
2021	1.15% to 1.95%	—	38.87 to 35.28	—	0.00%	20.86% to 19.88%
2020	1.15% to 1.95%	—	32.17 to 29.43	—	0.00%	18.26% to 17.30%
2019	1.15% to 1.95%	—	27.20 to 25.09	—	0.00%	24.68% to 23.67%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2023	1.70% to 1.70%	1,509	10.90 to 10.90	16	3.33%	1.65% to 1.65%
2022	1.45% to 1.70%	1,896	11.08 to 10.72	20	5.02%	(14.34)% to (14.55)%
2021	1.45% to 1.70%	1,898	12.94 to 12.55	24	3.14%	4.73% to 4.46%
2020	1.45% to 1.70%	1,900	12.35 to 12.01	23	1.19%	7.97% to 7.69%
2019	1.45% to 1.70%	3,612	11.44 to 11.16	41	2.32%	7.32% to 7.05%
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares
2023	1.15% to 1.95%	—	28.83 to 25.75	—	0.00%	14.91% to 13.98%
2022	1.15% to 1.95%	—	25.09 to 22.59	—	0.00%	(6.21)% to (6.97)%
2021	1.45% to 1.45%	884	25.80 to 25.80	23	1.12%	19.58% to 19.58%
2020	1.45% to 1.45%	884	21.58 to 21.58	19	0.81%	1.63% to 1.63%
2019	1.45% to 1.45%	884	21.23 to 21.23	19	2.21%	21.74% to 21.74%
BlackRock Global Allocation V.I. Fund — Class III Shares
2023	1.15% to 1.90%	421,809	17.39 to 15.64	6,830	2.40%	11.20% to 10.36%
2022	1.15% to 1.90%	507,460	15.64 to 14.17	7,438	0.00%	(17.04)% to (17.67)%
2021	1.15% to 1.90%	603,551	18.85 to 17.21	10,737	0.80%	5.19% to 4.39%
2020	1.15% to 1.90%	715,769	17.92 to 16.49	12,177	1.22%	19.32% to 18.42%
2019	1.15% to 1.90%	910,514	15.02 to 13.92	13,037	1.21%	16.40% to 15.52%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2023	1.45% to 1.45%	13	25.37 to 25.37	—	0.00%	37.52% to 37.52%
2022	1.45% to 1.45%	124	18.44 to 18.44	2	0.00%	(29.05)% to (29.05)%
2021	1.45% to 1.45%	348	26.00 to 26.00	9	0.00%	16.85% to 16.85%
2020	1.45% to 1.45%	478	22.25 to 22.25	11	0.00%	30.02% to 30.02%
2019	1.45% to 1.70%	2,659	17.11 to 16.95	45	0.00%	29.84% to 29.52%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2023	1.15% to 1.95%	—	13.93 to 13.08	—	0.00%	14.00% to 13.08%
2022	1.15% to 1.95%	—	12.21 to 11.57	—	0.00%	(15.88)% to (16.56)%
2021	1.15% to 1.95%	—	14.52 to 13.87	—	0.00%	8.48% to 7.60%
2020	1.15% to 1.95%	—	13.39 to 12.89	—	0.00%	7.57% to 6.70%
2019	1.15% to 1.95%	—	12.44 to 12.08	—	0.00%	23.71% to 22.71%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2023	1.70% to 1.70%	1,465	13.23 to 13.23	19	8.18%	9.33% to 9.33%
2022	1.70% to 1.70%	1,465	12.10 to 12.10	18	4.60%	(4.39)% to (4.39)%
2021	1.45% to 1.70%	2,305	13.04 to 12.65	30	2.90%	2.12% to 1.86%
2020	1.45% to 1.70%	2,305	12.77 to 12.42	29	3.35%	0.52% to 0.26%
2019	1.45% to 1.70%	2,725	12.71 to 12.39	34	4.29%	5.53% to 5.26%
Federated Hermes Insurance Series
Federated Hermes Kaufmann Fund II —Service Shares
2023	1.15% to 1.95%	—	30.58 to 27.31	—	0.00%	13.54% to 12.63%
2022	1.15% to 1.95%	—	26.93 to 24.25	—	0.00%	(31.06)% to (31.62)%
2021	1.15% to 1.95%	—	39.07 to 35.46	—	0.00%	1.09% to 0.27%
2020	1.15% to 1.95%	—	38.64 to 35.36	—	0.00%	27.00% to 25.98%
2019	1.15% to 1.95%	—	30.43 to 28.07	—	0.00%	31.99% to 30.92%
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2
2023	1.45% to 1.45%	715	35.47 to 35.47	25	0.26%	31.19% to 31.19%
2022	1.45% to 1.45%	789	27.03 to 27.03	21	0.25%	(27.55)% to (27.55)%
2021	1.45% to 1.45%	938	37.31 to 37.31	35	0.03%	25.66% to 25.66%
2020	1.45% to 1.45%	1,025	29.69 to 29.69	30	0.09%	28.35% to 28.35%
2019	1.45% to 1.45%	557	23.14 to 23.14	13	0.22%	29.37% to 29.37%
VIP Equity-Income PortfolioSM — Service Class 2
2023	1.45% to 1.45%	8	26.89 to 26.89	—	0.73%	8.78% to 8.78%
2022	1.45% to 1.45%	85	24.72 to 24.72	2	1.04%	(6.62)% to (6.62)%
2021	1.45% to 1.45%	240	26.47 to 26.47	6	1.39%	22.80% to 22.80%
2020	1.45% to 1.45%	330	21.56 to 21.56	7	2.07%	4.90% to 4.90%
2019	1.45% to 1.70%	3,988	20.55 to 20.14	81	1.85%	25.26% to 24.95%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP FundsManager® 50% Portfolio — Service Class 2
2023	1.15% to 1.90%	93,311	17.86 to 16.31	1,559	2.19%	11.36% to 10.52%
2022	1.15% to 1.90%	119,846	16.04 to 14.76	1,809	1.79%	(15.02)% to (15.67)%
2021	1.15% to 1.90%	136,840	18.87 to 17.50	2,446	0.96%	8.61% to 7.79%
2020	1.15% to 1.90%	160,512	17.38 to 16.24	2,660	0.99%	12.57% to 11.72%
2019	1.15% to 1.90%	252,922	15.44 to 14.53	3,748	1.41%	16.34% to 15.45%
VIP FundsManager® 60% Portfolio — Service Class 2
2023	1.45% to 1.90%	472,425	19.23 to 18.21	8,867	2.14%	12.43% to 11.91%
2022	1.45% to 1.90%	527,414	17.11 to 16.27	8,825	1.60%	(16.48)% to (16.86)%
2021	1.45% to 1.90%	630,179	20.48 to 19.57	12,662	0.93%	10.58% to 10.08%
2020	1.45% to 1.90%	770,550	18.52 to 17.78	14,039	0.90%	13.25% to 12.74%
2019	1.45% to 1.90%	898,319	16.35 to 15.77	14,491	1.29%	18.51% to 17.97%
VIP Growth Opportunities Portfolio — Service Class 2
2023	1.45% to 1.45%	5	52.83 to 52.83	—	0.00%	43.20% to 43.20%
2022	1.45% to 1.45%	52	36.89 to 36.89	2	0.00%	(39.21)% to (39.21)%
2021	1.45% to 1.45%	148	60.69 to 60.69	9	0.00%	10.05% to 10.05%
2020	1.45% to 1.45%	204	55.14 to 55.14	11	0.00%	65.79% to 65.79%
2019	1.45% to 1.45%	358	33.26 to 33.26	12	0.00%	38.46% to 38.46%
VIP Investment Grade Bond Portfolio — Service Class 2
2023	1.70% to 1.70%	1,603	10.28 to 10.28	16	2.50%	4.20% to 4.20%
2022	1.70% to 1.70%	1,603	9.87 to 9.87	16	2.13%	(14.69)% to (14.69)%
2021	1.70% to 1.70%	1,603	11.56 to 11.56	19	1.82%	(2.58)% to (2.58)%
2020	1.70% to 1.70%	1,603	11.87 to 11.87	19	2.07%	7.31% to 7.31%
2019	1.70% to 1.70%	1,603	11.06 to 11.06	18	2.57%	7.54% to 7.54%
VIP Mid Cap Portfolio — Service Class 2
2023	1.45% to 1.45%	4	30.17 to 30.17	—	0.16%	13.14% to 13.14%
2022	1.45% to 1.45%	26	26.66 to 26.66	1	0.16%	(16.20)% to (16.20)%
2021	1.45% to 1.45%	71	31.82 to 31.82	2	0.29%	23.49% to 23.49%
2020	1.45% to 1.45%	97	25.76 to 25.76	2	0.36%	16.16% to 16.16%
2019	1.45% to 1.45%	170	22.18 to 22.18	4	0.68%	21.39% to 21.39%
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund — Class 2 Shares
2023	1.15% to 1.95%	—	22.67 to 20.24	—	0.00%	12.16% to 11.26%
2022	1.15% to 1.95%	—	20.21 to 18.19	—	0.00%	(8.49)% to (9.23)%
2021	1.15% to 1.95%	—	22.09 to 20.05	—	0.00%	17.80% to 16.85%
2020	1.15% to 1.95%	—	18.75 to 17.16	—	0.00%	(6.14)% to (6.90)%
2019	1.15% to 1.95%	—	19.98 to 18.43	—	0.00%	21.16% to 20.18%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2023	1.45% to 1.70%	20,303	9.37 to 9.11	185	3.23%	3.27% to 3.01%
2022	1.45% to 1.45%	7,639	9.08 to 9.08	69	1.23%	(0.09)% to (0.09)%
2021	1.45% to 1.70%	16,540	9.09 to 8.87	149	0.00%	(1.44)% to (1.69)%
2020	1.45% to 1.90%	80,206	9.22 to 8.87	724	0.25%	(1.19)% to (1.64)%
2019	1.45% to 1.65%	80,047	9.33 to 9.19	747	1.33%	0.38% to 0.18%
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares
2023	1.45% to 1.45%	239	45.75 to 45.75	11	0.12%	37.64% to 37.64%
2022	1.45% to 1.45%	282	33.24 to 33.24	9	0.05%	(34.69)% to (34.69)%
2021	1.45% to 1.45%	369	50.90 to 50.90	19	0.55%	20.82% to 20.82%
2020	1.45% to 1.45%	420	42.12 to 42.12	18	0.63%	37.02% to 37.02%
2019	1.45% to 1.45%	325	30.74 to 30.74	10	0.02%	34.87% to 34.87%
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares
2023	1.70% to 1.70%	1,397	16.48 to 16.48	23	5.66%	10.32% to 10.32%
2022	1.70% to 1.70%	1,397	14.94 to 14.94	21	5.05%	(11.80)% to (11.80)%
2021	1.45% to 1.70%	2,196	17.46 to 16.94	38	4.44%	2.13% to 1.87%
2020	1.45% to 1.70%	2,196	17.09 to 16.63	37	4.87%	4.21% to 3.95%
2019	1.45% to 1.70%	2,585	16.40 to 15.99	42	4.94%	13.06% to 12.77%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2023	1.70% to 1.70%	1,433	12.32 to 12.32	18	2.38%	2.22% to 2.22%
2022	1.70% to 1.70%	1,433	12.05 to 12.05	17	2.04%	(30.08)% to (30.08)%
2021	1.70% to 1.70%	1,433	17.23 to 17.23	25	1.56%	(6.40)% to (6.40)%
2020	1.70% to 1.70%	1,433	18.41 to 18.41	26	1.67%	15.40% to 15.40%
2019	1.70% to 1.70%	1,433	15.95 to 15.95	23	2.06%	11.39% to 11.39%
Low Duration Portfolio — Administrative Class Shares
2023	1.15% to 1.95%	—	10.39 to 9.28	—	0.00%	3.77% to 2.93%
2022	1.15% to 1.95%	—	10.02 to 9.02	—	0.00%	(6.82)% to (7.57)%
2021	1.15% to 1.95%	—	10.75 to 9.76	—	0.00%	(2.07)% to (2.86)%
2020	1.15% to 1.95%	—	10.98 to 10.04	—	1.59%	1.80% to 0.98%
2019	1.45% to 1.45%	2,210	10.46 to 10.46	23	2.76%	2.52% to 2.52%
Total Return Portfolio — Administrative Class Shares
2023	1.15% to 1.95%	—	11.98 to 10.70	—	0.00%	4.72% to 3.87%
2022	1.15% to 1.95%	—	11.44 to 10.30	—	0.17%	(15.28)% to (15.97)%
2021	1.45% to 1.45%	1,621	13.03 to 13.03	21	1.82%	(2.70)% to (2.70)%
2020	1.45% to 1.45%	1,621	13.39 to 13.39	22	2.14%	7.07% to 7.07%
2019	1.45% to 1.70%	6,890	12.50 to 12.19	85	3.01%	6.78% to 6.51%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
State Street Variable Insurance Series Funds, Inc.
Real Estate Securities V.I.S. Fund — Class 1 Shares
2023	1.15% to 1.95%	—	30.33 to 27.08	—	0.00%	12.20% to 11.29%
2022	1.15% to 1.95%	—	27.03 to 24.34	—	0.00%	(25.79)% to (26.39)%
2021	1.15% to 1.95%	—	36.43 to 33.06	—	0.00%	40.18% to 39.04%
2020	1.15% to 1.95%	—	25.99 to 23.78	—	0.00%	(6.33)% to (7.08)%
2019	1.70% to 1.70%	661	26.25 to 26.25	17	1.41%	24.01% to 24.01%
Total Return V.I.S. Fund — Class 3 Shares
2023	1.45% to 1.90%	265,581	17.16 to 16.10	4,411	1.90%	13.54% to 13.02%
2022	1.45% to 1.90%	325,093	15.11 to 14.24	4,775	0.37%	(17.92)% to (18.30)%
2021	1.15% to 1.90%	406,479	19.09 to 17.43	7,315	1.76%	11.90% to 11.05%
2020	1.15% to 1.90%	504,773	17.06 to 15.70	8,172	1.61%	4.91% to 4.12%
2019	1.15% to 1.90%	611,624	16.26 to 15.08	9,481	2.05%	14.24% to 13.37%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2023	1.45% to 1.45%	13	9.35 to 9.35	—	0.00%	0.11% to 0.11%
2022	1.45% to 1.45%	136	9.34 to 9.34	1	0.00%	19.79% to 19.79%
2021	1.45% to 1.45%	383	7.80 to 7.80	3	0.00%	23.22% to 23.22%
2020	1.45% to 1.45%	527	6.33 to 6.33	3	0.00%	10.20% to 10.20%
2019	1.45% to 1.45%	926	5.74 to 5.74	5	0.00%	8.66% to 8.66%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.